Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Net loss	$ 13,812,570	$ 7,471,406	$ 11,432,223
Accumulated Deficit	108,990,112	95,177,542
Net cash outflows	$ 8,395,105	$ 765,589	$ 3,088,229
Minimum percentage of tax position sustainability threshold percentage	50.00%